LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of supplemental balance sheet
	Location on Face of	December 31,
	Balance Sheet	2024
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$1,830,544

Current operating lease liabilities	Operating lease liabilities - current	$166,122
Noncurrent operating lease liabilities	Operating lease liabilities	1,667,556

Total operating lease liabilities		$1,833,678

Weighted average remaining lease term (in years):
Operating leases		15.42

Weighted discount rate:
Operating leases		4.17%

Schedule of maturities of lease liabilities
For the year ended December 31,	Operating lease
2025	$240,176
2026	233,792
2027	242,892
2028	158,195
Thereafter	1,406,396
Total	$2,281,451
Less: amount representing interest	447,773
Present value of future minimum lease payments	1,833,678
Less: Current obligations	166,122
Long-term obligations	$1,667,556